OTHER RECEIVABLE DEPOSITS AND PREPAYMENTS (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Other receivables	$ 16,151	$ 15,647	$ 6,862
Other receivables and deposits, net	776,484	1,276,484	2,000,000
Other Receivables [Member]
Deposits	6,791	6,781	4,775
Other receivables	42,572	41,976	31,929
Other receivables, deposit and prepayment	49,363	48,757	36,704
Less: impairment on other receivables	(33,212)	(33,110)	29,842
Other receivables and deposits, net	16,151	15,647	6,862
Prepayments	43,236	46,605	26,507
Prepaid share based compensation - nonemployees (current portion)	287,669	455,291	135,144
Total Other Receivable	347,056	517,543	168,513
Prepaid share based compensation - nonemployees (non-current portion)	$ 122,950	$ 126,047	$ 65,522